OPERATING LEASE COMMITMENTS (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Operating Lease Commitments Details Narrative
Net rent expense	$ 100,400	$ 54,408